Leases (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Jul. 29, 2022	Aug. 31, 2023	Oct. 18, 2019 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 10, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Increase (Decrease) in Deposits Outstanding							$ 282,121	$ 176,802	$ 61,848
Other Assets, Noncurrent							62,111	46,122
Operating Lease, Right-of-Use Asset							270,969	323,048
Asset Impairment Charges									0
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating Lease, Liability							270,738	311,115
Operating Lease, Right-of-Use Asset							270,969	323,048
Time charter and voyage revenues							66,733	50,972	12,757
Sublease Income							$ 82,642	86,580	36,305
Asset Impairment Charges								0	0
Lessee, Operating Lease, Remaining Lease Term							9 years
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease Income							$ 87,356	40,936	0
Asset Impairment Charges								0
Lessee, Operating Lease, Remaining Lease Term							8 years 8 months 12 days
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Operating Lease, Lease Income							$ 32,018	$ 26,419	$ 7,031
Navios Horizon I [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT				81,692
Vessel year built				2019
Navios Venus [Member] | Operating Leases [Member]
Related Party Transaction [Line Items]
Asset Impairment Charges							2,784
Bareboat charter-in contract [Member] | Navios Libra [member]
Related Party Transaction [Line Items]
Vessel type						Kamsarmax
Vessel capacity in DWT						82,011
Increase (Decrease) in Deposits Outstanding						$ 5,540
Advances for vessel acquisitions													$ 2,770	$ 2,770
Other Assets, Noncurrent							6,207
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [member]
Related Party Transaction [Line Items]
Vessel type					Kamsarmax
Increase (Decrease) in Deposits Outstanding					$ 12,328
Advances for vessel acquisitions										$ 860	$ 10,034	$ 1,434
Other Assets, Noncurrent							13,158
Bareboat charter-in contract [Member] | Navios Amitie [member]
Related Party Transaction [Line Items]
Vessel capacity in DWT					82,002
Date of delivery					May 28, 2021
Bareboat charter-in contract [Member] | Navios Star [member]
Related Party Transaction [Line Items]
Vessel capacity in DWT					81,994
Date of delivery					June 10, 2021
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Other Assets, Noncurrent							$ 1,769
Lessee, Operating Lease, Description							12-year
Bareboat charter-in contract [Member] | Baghdad [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel type							VLCC
Vessel capacity in DWT							313,433
Vessel year built							2020
Bareboat charter-in contract [Member] | Erbil [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel type							VLCC
Vessel capacity in DWT							313,486
Vessel year built							2021
Bareboat charter-in contract [Member] | Nave Electron [member]
Related Party Transaction [Line Items]
Vessel type	VLCC
Vessel capacity in DWT	313,239
Other Assets, Noncurrent							$ 1,574
Date of delivery	August 30, 2021
Bareboat charter-in contract [Member] | Nave Celeste [member]
Related Party Transaction [Line Items]
Vessel type		VLCC
Vessel capacity in DWT		313,418
Other Assets, Noncurrent							$ 1,050
Date of delivery		July 5, 2022
Lessee, Operating Lease, Description		12-year
Bareboat charter-in contract [Member] | Navios Horizon I [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Vessel type			Kamsarmax
Vessel capacity in DWT			81,692
Lessee, Operating Lease, Description			one-year
Vessel year built			2019
Bareboat charter-in contract [Member] | Navios Gemini [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Vessel type			Kamsarmax
Vessel capacity in DWT			81,704
Lessee, Operating Lease, Description			one-year
Vessel year built			2018
Bareboat charter-in contract [Member] | Navios Venus [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Vessel type			Handymax
Vessel capacity in DWT			61,339
Lessee, Operating Lease, Description			two-year
Vessel year built			2015
Bareboat charter-in contract [Member] | Navios Lyra [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Vessel type			Handysize
Vessel capacity in DWT			34,718
Lessee, Operating Lease, Description			one-year
Vessel year built			2012
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates							7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates							5.00%
Bareboat charter-in contract [Member] | Baghdad, Erbil, Navios Gemini, Navios Venus and Navios Lyra [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates							6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates							4.00%
Bareboat Charter Out Contract [Member] | Baghdad, Erbil and Nave Celeste [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Description							bareboat charter-out agreements for a firm charter period of ten years for the Baghdad and the Erbil and an extra optional period of five years, for both vessels, and for a firm period of up to two-years for the Nave Celeste